Schedule of Investments (unaudited)	iShares® MSCI Global Metals & Mining Producers ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 35.8%
29Metals Ltd.(a)	229,341	$426,698
Alumina Ltd.	2,354,535	2,993,077
Australian Strategic Materials Ltd.(a)	84,597	803,262
AVZ Minerals Ltd.(a)	2,261,625	1,112,417
BHP Group Ltd.	2,815,173	78,863,589
BHP Group PLC	2,017,125	55,120,049
BlueScope Steel Ltd.	481,665	6,694,795
Chalice Mining Ltd.(a)	304,647	2,138,756
Champion Iron Ltd.(a)(b)	313,449	992,554
Deterra Royalties Ltd.	409,782	1,197,458
Fortescue Metals Group Ltd.	1,616,145	19,407,893
Glencore PLC	9,535,500	45,272,573
IGO Ltd.	651,837	4,827,443
Iluka Resources Ltd.	403,914	2,456,683
Imdex Ltd.	356,970	712,505
IONEER Ltd.(a)	1,334,970	632,836
Liontown Resources Ltd.(a)	1,263,087	1,728,751
Lynas Rare Earths Ltd.(a)	861,129	5,394,452
Mineral Resources Ltd.	153,057	4,912,034
Nickel Mines Ltd.	978,489	978,884
Orocobre Ltd.(a)	549,147	3,946,725
OZ Minerals Ltd.	318,339	5,854,424
Perenti Global Ltd.	580,608	337,550
Pilbara Minerals Ltd.(a)	2,245,488	4,104,533
Rio Tinto Ltd.	354,525	23,523,701
Rio Tinto PLC	1,072,734	65,763,001
Sandfire Resources Ltd.	367,239	1,560,723
Sayona Mining Ltd.(a)	3,940,461	421,344
Sims Ltd.	165,771	1,655,185
South32 Ltd.	4,465,548	11,158,828
Vulcan Energy Resources Ltd.(a)	81,174	638,250
Western Areas Ltd.(a)	311,004	626,035
		356,257,008
Austria — 0.4%
voestalpine AG	111,003	3,746,075

Belgium — 0.1%
Bekaert SA	34,719	1,397,623

Brazil — 5.0%
Cia. Siderurgica Nacional SA	661,617	2,560,862
Companhia Brasileira de Aluminio(a)	130,563	277,994
Vale SA	3,782,415	47,062,787
		49,901,643
Canada — 4.7%
Altius Minerals Corp.	39,120	493,957
Capstone Mining Corp.(a)	295,356	1,449,671
ERO Copper Corp.(a)	63,081	1,021,187
First Quantum Minerals Ltd.	560,394	11,945,304
Hudbay Minerals Inc.	212,715	1,435,362
Ivanhoe Mines Ltd., Class A(a)	577,998	4,587,968
Labrador Iron Ore Royalty Corp.(b)	54,768	1,555,001
Largo Inc.(a)	34,230	331,193
Lithium Americas Corp.(a)(b)	91,932	3,627,048
Lundin Mining Corp.	631,788	4,960,534
New Pacific Metals Corp.(a)	85,575	263,267
Solaris Resources Inc.(a)	52,812	564,315
Stelco Holdings Inc.	29,829	956,433
Security	Shares	Value

Canada (continued)
Teck Resources Ltd., Class B	450,858	$11,957,469
Turquoise Hill Resources Ltd.(a)	95,844	1,424,774
Wallbridge Mining Co. Ltd.(a)	620,541	206,450
		46,779,933
Chile — 0.1%
CAP SA	63,570	573,792

China — 3.2%
Aluminum Corp. of China Ltd., Class A(a)	782,365	640,511
Aluminum Corp. of China Ltd., Class H(a)	3,798,000	1,854,153
Anhui Honglu Steel Construction Group Co. Ltd., Class A	35,500	283,694
Baoshan Iron & Steel Co. Ltd., Class A	1,266,793	1,287,668
Chengtun Mining Group Co. Ltd., Class A	146,700	267,293
China Hongqiao Group Ltd.	2,200,500	2,130,126
China Metal Recycling Holdings Ltd.(c)	132,000	—
China Minmetals Rare Earth Co. Ltd., Class A	48,900	342,104
China Molybdenum Co. Ltd., Class A	1,026,900	950,385
China Molybdenum Co. Ltd., Class H	3,264,000	2,002,424
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	195,670	1,647,297
China Oriental Group Co. Ltd.	1,456,000	384,829
China Zhongwang Holdings Ltd.(a)(c)	1,552,000	281,667
Ganfeng Lithium Co. Ltd., Class A	65,300	1,737,454
Ganfeng Lithium Co. Ltd., Class H(d)	249,200	4,816,366
GEM Co. Ltd., Class A	308,517	548,166
Hesteel Co. Ltd., Class A	635,700	231,686
Hunan Valin Steel Co. Ltd., Class A	391,200	306,722
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	2,591,721	1,171,354
Jiangxi Copper Co. Ltd., Class A	146,700	525,552
Jiangxi Copper Co. Ltd., Class H	1,108,000	1,780,546
Jinchuan Group International Resources Co. Ltd.	2,934,000	441,735
MMG Ltd.(a)	2,990,000	1,082,906
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	489,000	289,913
Shandong Nanshan Aluminum Co. Ltd., Class A	684,600	472,465
Shanxi Meijin Energy Co. Ltd., Class A(a)	247,200	524,263
Shanxi Taigang Stainless Steel Co. Ltd., Class A	342,300	382,201
Shenghe Resources Holding Co. Ltd., Class A	97,800	341,046
Shougang Fushan Resources Group Ltd.	1,956,000	507,496
Tiangong International Co. Ltd.	978,000	572,790
Tianshan Aluminum Group Co. Ltd., Class A	244,500	314,146
Tibet Summit Resources Co. Ltd.	48,900	292,716
Tongling Nonferrous Metals Group Co. Ltd., Class A	635,700	342,716
Western Superconducting Technologies Co. Ltd., Class A	25,428	387,820
Xiamen Tungsten Co. Ltd., Class A	97,899	400,980
Yintai Gold Co. Ltd., Class A	151,340	214,802
YongXing Special Materials Technology Co. Ltd., Class A	21,100	479,734
Yunnan Aluminium Co. Ltd., Class A(a)	195,600	328,701
Yunnan Tin Co. Ltd., Class A(a)	97,800	284,652
Zhejiang Huayou Cobalt Co. Ltd., Class A	68,000	1,389,421
		32,240,500
Cyprus — 0.0%
Atalaya Mining PLC	66,015	359,088

Finland — 0.2%
Outokumpu OYJ(a)	349,635	2,038,536

France — 0.3%
APERAM SA	45,477	2,185,096

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Eramet SA(a)	8,802	$686,905
		2,872,001
Germany — 0.8%
Aurubis AG	30,318	2,597,699
Salzgitter AG(a)	34,230	1,012,379
thyssenkrupp AG(a)	386,310	4,235,802
		7,845,880
India — 3.5%
APL Apollo Tubes Ltd.(a)	108,069	1,334,564
Hindalco Industries Ltd.	1,511,010	8,290,809
Jindal Stainless Hisar Ltd.(a)	79,707	320,832
Jindal Stainless Ltd.(a)	156,969	344,944
Jindal Steel & Power Ltd.(a)	393,645	1,791,763
JSW Steel Ltd.	807,339	6,511,041
National Aluminium Co. Ltd.	798,537	936,487
Ratnamani Metals & Tubes Ltd.	16,137	472,932
Tata Steel Ltd.	548,658	7,785,034
Tata Steel Ltd., GDR(e)	141,810	1,971,159
Vedanta Ltd.	1,069,932	4,791,750
		34,551,315
Indonesia — 0.3%
Merdeka Copper Gold Tbk PT(a)	10,904,700	2,782,139
Timah Tbk PT(a)	2,493,900	274,604
		3,056,743
Japan — 4.4%
Daido Steel Co. Ltd.	25,300	869,371
Dowa Holdings Co. Ltd.	48,900	1,806,282
Hitachi Metals Ltd.(a)	203,100	3,770,795
JFE Holdings Inc.	489,100	5,574,666
Kobe Steel Ltd.	293,400	1,399,604
Kyoei Steel Ltd.	18,400	202,022
Maruichi Steel Tube Ltd.	51,000	1,087,409
Mitsubishi Materials Corp.	105,200	1,801,994
Mitsui Mining & Smelting Co. Ltd.	51,700	1,322,624
Nippon Light Metal Holdings Co. Ltd.	53,540	786,005
Nippon Steel Corp.	816,305	12,035,339
Sumitomo Metal Mining Co. Ltd.	238,300	8,807,913
Toho Titanium Co. Ltd.	48,900	404,557
Tokyo Steel Manufacturing Co. Ltd.	97,800	1,028,902
UACJ Corp.(a)	28,638	577,447
Yamato Kogyo Co. Ltd.	48,900	1,493,246
Yodogawa Steel Works Ltd.	19,600	392,958
		43,361,134
Malaysia — 0.4%
Press Metal Aluminium Holdings Bhd	3,080,700	3,913,509

Mexico — 1.3%
Grupo Mexico SAB de CV, Series B	2,982,900	12,481,091

Netherlands — 1.8%
AMG Advanced Metallurgical Group NV(b)	29,829	831,202
ArcelorMittal SA	640,590	17,390,639
		18,221,841
Norway — 0.8%
Norsk Hydro ASA	1,284,603	8,319,199

Peru — 0.5%
Southern Copper Corp.	81,174	4,748,679
Security	Shares	Value

Poland — 0.5%
Jastrzebska Spolka Weglowa SA(a)	50,367	$503,458
KGHM Polska Miedz SA	133,497	4,583,022
		5,086,480
Qatar — 0.1%
Qatar Aluminum Manufacturing Co.	2,625,441	1,296,037

Russia — 3.3%
Alrosa PJSC	2,464,562	4,284,414
MMC Norilsk Nickel PJSC	60,636	17,573,359
Novolipetsk Steel PJSC	1,422,990	4,144,233
Severstal PAO	198,534	4,209,795
United Co. RUSAL International PJSC(a)	2,889,990	2,699,324
		32,911,125
Saudi Arabia — 0.8%
Saudi Arabian Mining Co.(a)	412,716	7,865,762

South Africa — 3.3%
African Rainbow Minerals Ltd.	107,580	1,393,433
Anglo American Platinum Ltd.	50,367	5,342,565
Impala Platinum Holdings Ltd.	778,977	9,756,202
Kumba Iron Ore Ltd.	61,125	1,730,505
Northam Platinum Holdings Ltd.(a)	340,833	4,761,161
Royal Bafokeng Platinum Ltd.	165,282	1,523,442
Sibanye Stillwater Ltd.	2,643,045	8,241,762
		32,749,070
South Korea — 2.3%
Dongkuk Steel Mill Co. Ltd.	59,169	704,025
Hyundai Steel Co.	82,641	2,572,237
KG Dongbu Steel Co. Ltd.	16,626	134,223
Korea Zinc Co. Ltd.	8,313	3,462,379
Namsun Aluminum Co. Ltd.(a)	11,175	21,915
Poongsan Corp.	17,115	411,684
POSCO	70,416	15,460,205
Seah Besteel Corp.	13,692	210,364
SeAH Steel Holdings Corp.	1	83
Young Poong Corp.	489	260,627
		23,237,742
Spain — 0.2%
Acerinox SA	155,502	1,737,681

Sweden — 1.4%
Boliden AB	260,637	8,984,950
Granges AB	101,712	1,060,817
SSAB AB, Class A(a)	244,500	1,203,586
SSAB AB, Class B(a)	555,993	2,415,851
		13,665,204
Switzerland — 0.0%
Swiss Steel Holding AG, Registered(a)	687,401	263,564

Taiwan — 2.2%
Century Iron & Steel Industrial Co. Ltd.	115,000	461,747
China Metal Products	208,011	239,659
China Steel Corp.	11,123,612	12,977,625
Chun Yuan Steel Industry Co. Ltd.	475,000	377,712
Chung Hung Steel Corp.	966,000	1,208,156
Feng Hsin Steel Co. Ltd.	489,000	1,365,401
Hsin Kuang Steel Co. Ltd.	200,000	410,114
TA Chen Stainless Pipe	1,266,005	2,084,789
Tung Ho Steel Enterprise Corp.	710,000	1,081,512
YC INOX Co. Ltd.	370,263	416,535

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Yieh Phui Enterprise Co. Ltd.(a)	978,644	$837,671
		21,460,921
Turkey — 0.3%
Eregli Demir ve Celik Fabrikalari TAS	1,333,992	2,196,642
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	700,248	437,391
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	190,710	276,495
		2,910,528
United Kingdom — 6.0%
Anglo American PLC	1,233,747	45,414,034
Antofagasta PLC	377,019	6,892,961
Central Asia Metals PLC	163,574	528,635
Eurasia Mining PLC(a)	1,787,295	537,205
Evraz PLC	488,511	3,724,076
Ferrexpo PLC	281,664	1,082,630
Hill & Smith Holdings PLC	77,751	1,745,475
		59,925,016
United States — 15.0%
Alcoa Corp.	178,485	8,304,907
Allegheny Technologies Inc.(a)(b)	121,272	1,726,913
Alpha Metallurgical Resources Inc.(a)	15,159	706,258
Arconic Corp.(a)	99,267	2,652,414
Carpenter Technology Corp.	45,966	1,263,146
Century Aluminum Co.(a)(b)	51,834	685,764
Cleveland-Cliffs Inc.(a)	453,303	9,224,716
Commercial Metals Co.	115,404	3,565,983
Compass Minerals International Inc.	32,763	1,593,920
Coronado Global Resources Inc.(a)(d)	724,209	566,059
Freeport-McMoRan Inc.	1,401,474	51,966,656
Kaiser Aluminum Corp.	15,159	1,352,637
Materion Corp.	19,560	1,655,950
MP Materials Corp.(a)(b)	59,169	2,599,886
Nucor Corp.	280,197	29,773,733
Piedmont Lithium Inc.(a)(b)	15,159	909,540
Reliance Steel & Aluminum Co.	60,636	9,012,329
Ryerson Holding Corp.	16,137	378,090
Schnitzer Steel Industries Inc., Class A	24,939	1,199,566
Steel Dynamics Inc.	195,111	11,667,638
SunCoke Energy Inc.	80,196	488,394
United States Steel Corp.	257,703	5,826,665
Warrior Met Coal Inc.	48,900	1,050,861
Worthington Industries Inc.	32,274	1,548,506
		149,720,531
Total Common Stocks — 99.0%
(Cost: $1,017,206,167)	.	985,495,251
Security	Shares	Value

Preferred Stocks

Brazil — 0.9%
Bradespar SA, Preference Shares, NVS	243,521	$2,155,015
Cia. Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS	37,653	291,078
Gerdau SA, Preference Shares, NVS	1,094,382	5,022,378
Metalurgica Gerdau SA, Preference Shares, NVS	695,358	1,317,282
		8,785,753
Russia — 0.0%
Mechel PJSC, Preference Shares, NVS	68,460	240,331

Total Preferred Stocks — 0.9%
(Cost: $7,318,219)		9,026,084

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	3,323,738	3,325,068
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	300,000	300,000
		3,625,068
Total Short-Term Investments — 0.4%
(Cost: $3,624,677)		3,625,068

Total Investments in Securities — 100.3%
(Cost: $1,028,149,063)		998,146,403

Other Assets, Less Liabilities — (0.3)%		(2,547,966)

Net Assets — 100.0%		$995,598,437

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,852,782	$—		$(3,526,924	)(a)	$(626)	$(164)	$3,325,068	3,323,738	$11,658	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	300,000	(a)	—		—	—	300,000	300,000	18		—
						$(626)	$(164)	$3,625,068		$11,676		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	8	12/17/21	$453	$(4,416)
MSCI Emerging Markets Index	12	12/17/21	727	(8,791)
				$(13,207)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$303,665,672	$681,547,912	$281,667	$985,495,251
Preferred Stocks	9,026,084	—	—	9,026,084
Money Market Funds	3,625,068	—	—	3,625,068
	$316,316,824	$681,547,912	$281,667	$998,146,403
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(13,207)	$—	$—	$(13,207)

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company